Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of supplemental cash flow information related to leases

	Year Ended December 31,
	2023	2024
	RMB	RMB
Cash paid for the rentals included in the lease liabilities	17,560	7,840
ROU assets obtained in exchange for operating lease liabilities	22,642	2,688

Schedule of supplemental consolidated balance sheet information

	As of December 31,
	2023	2024
	RMB	RMB
Right-of-use assets	16,353	8,814
Current portion of lease liabilities	7,399	1,291
Non-current lease liabilities	7,641	5,285

Schedule of lease term and discount rates

Lease term and discount rates were as follows:

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	7.38 years	13.73 years
Weighted-average discount rate
Operating leases	4.7%	4.9%

Schedule of future minimum lease payments

	As of December 31,
	2023	2024
	RMB	RMB
Maturities of lease liabilities were as follows:
2024	8,185	—
2025	3,552	1,206
2026	444	1,269
2027	444	570
2028	444	444
2029	444	444
Thereafter	4,728	4,705
Total undiscounted lease payments	18,241	8,638
Less: imputed interest	(3,201)	(2,062)
Total present value of lease liabilities	15,040	6,576